Business Combinations - Skillsoft (Details) - USD ($) $ in Thousands		3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 11, 2021	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jul. 31, 2021	Jan. 31, 2019
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Goodwill	$ 491,519		$ 491,519	$ 491,653	$ 495,135	$ 795,811	$ 795,811	$ 491,653	$ 1,112,820		$ 1,434,047
Financial Designation, Predecessor and Successor [Fixed List]		Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
Impact of Adoption
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Goodwill										$ 123,500
SLH
Business Acquisition [Line Items]
Cash payments	505,000
Second Out Term Loan	20,000
Cash settlement of seller transaction costs	1,308
Total Purchase Price	832,683
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash, cash equivalents and restricted cash	120,273		$ 120,273
Current assets	119,553		119,553
Property and equipment	12,457		12,457
Intangible assets	765,098		765,098
Long term assets	18,629		18,629
Total assets acquired	1,036,010		1,036,010
Current liabilities	(49,406)		(49,406)
Debt, including accounts receivable facility	(552,977)		(552,977)
Deferred revenue	(237,347)		(237,347)
Deferred and other tax liabilities	(83,779)		(83,779)
Long term liabilities	(18,324)		(18,324)
Total liabilities assumed	(941,833)		(941,833)
Net assets acquired	94,177		94,177
Goodwill	738,506		738,506
Total purchase price	832,683		832,683
Intangible assets	765,098		765,098
Acquisition related expenses	9,800		4,300			$ 5,500
SLH | As Previously Reported
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash, cash equivalents and restricted cash	120,273		120,273
Current assets	118,847		118,847
Property and equipment	10,825		10,825
Intangible assets	769,799		769,799
Long term assets	18,629		18,629
Total assets acquired	1,038,373		1,038,373
Current liabilities	(49,056)		(49,056)
Debt, including accounts receivable facility	(552,977)		(552,977)
Deferred revenue	(123,300)		(123,300)
Deferred and other tax liabilities	(99,699)		(99,699)
Long term liabilities	(18,325)		(18,325)
Total liabilities assumed	(843,357)		(843,357)
Net assets acquired	195,016		195,016
Goodwill	637,667		637,667
Total purchase price	832,683		832,683
Intangible assets	769,799		769,799
SLH | Impact of Adoption
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Current assets	706		706
Property and equipment	1,632		1,632
Intangible assets	(4,701)		(4,701)
Total assets acquired	(2,363)		(2,363)
Current liabilities	(350)		(350)
Deferred revenue	(114,047)		(114,047)
Deferred and other tax liabilities	15,920		15,920
Long term liabilities	1		1
Total liabilities assumed	(98,476)		(98,476)
Net assets acquired	(100,839)		(100,839)
Goodwill	100,839		100,839
Intangible assets	(4,701)		(4,701)
SLH | Trademarks and trade names
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Indefinite lived intangible assets	84,700		84,700
Finite lived intangible assets	$ 5,800		5,800
Life	9 years 7 months 6 days
SLH | Courseware
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets	$ 186,600		186,600
Life	5 years
SLH | Proprietary delivery and development software
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets	$ 114,598		114,598
SLH | Proprietary delivery and development software | Maximum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Life	7 years 7 months 6 days
SLH | Publishing rights
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets	$ 41,100		41,100
Life	5 years
SLH | Customer relationships
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets	$ 271,400		271,400
Life	12 years 7 months 6 days
SLH | Backlog
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets	$ 60,900		$ 60,900
Life	4 years 7 months 6 days
SLH | Class A Common Stock
Business Acquisition [Line Items]
Common Stock	$ 258,000
SLH | Class B Common Stock
Business Acquisition [Line Items]
Common Stock	$ 48,375